Shareholder Report, Holdings (Details)	Apr. 30, 2026
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.04%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.28%)
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | S&P 500® Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.72%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | S&P 500® Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | S&P 500® Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.02%)
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | S&P 500® Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.26%)
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.04%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.28%)
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | S&P 500® Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.72%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | S&P 500® Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | S&P 500® Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.02%)
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | S&P 500® Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.26%)
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.04%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.28%)
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | S&P 500® Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.72%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | S&P 500® Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | S&P 500® Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.02%)
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | S&P 500® Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.26%)
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.04%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.28%)
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | S&P 500® Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.72%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | S&P 500® Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | S&P 500® Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.02%)
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | S&P 500® Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.26%)
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.04%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.28%)
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | S&P 500® Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.72%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | S&P 500® Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | S&P 500® Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.02%)
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | S&P 500® Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.26%)
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.12%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.71%)
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.78%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.71%)
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.12%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.71%)
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.78%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.71%)
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.12%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.71%)
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.78%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.71%)
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.12%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.71%)
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.78%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.71%)
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.12%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.71%)
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.78%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.71%)
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Franklin Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Archer-Daniels-Midland Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | General Dynamics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | The Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.37%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.64%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.66%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.46%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Franklin Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Archer-Daniels-Midland Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | General Dynamics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | The Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.37%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.64%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.66%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.46%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Franklin Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Archer-Daniels-Midland Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | General Dynamics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | The Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.37%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.64%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.66%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.46%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Franklin Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Archer-Daniels-Midland Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | General Dynamics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | The Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.37%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.64%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.66%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.46%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Franklin Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Archer-Daniels-Midland Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | General Dynamics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | The Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.37%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.64%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.66%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.46%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.17%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | CBOE Mini Bitcoin U.S. ETF Index Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.17%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.17%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | CBOE Mini Bitcoin U.S. ETF Index Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.17%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.17%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | CBOE Mini Bitcoin U.S. ETF Index Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.17%